Investment Strategy - The Tocqueville Fund	Feb. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies. The Fund may also invest up to 25% of its net assets in non-U.S. companies, including in American Depositary Receipts (“ADRs”), in both developed and emerging markets.
The investment strategy of the Fund is value oriented and contrarian. The Fund seeks to invest in companies that have good long-term business fundamentals but are temporarily out of favor with investors, and hence have a market value lower than their intrinsic value. The fundamental research based value orientation of the Advisor helps the portfolio manager find companies which have good businesses; the Advisor’s contrarian orientation enables the portfolio manager to buy them at what the portfolio manager believes to be attractive prices.
Value oriented means that the portfolio manager seeks to invest in companies that are selling at a discount to their intrinsic value, and where business fundamentals are improving or expected to improve. In assessing intrinsic value, the portfolio manager’s judgment will be based on a comparison of a company’s stock market value with various financial parameters, including historical and projected cash flow, book earnings, and net asset value.
Contrarian means that the portfolio manager seeks investment opportunities in stocks and sectors that are out of favor with investors. The portfolio manager considers a stock to be out of favor when its price has declined significantly or has lagged the relevant market index for an extended period of time and the consensus among investors does not expect improvement.
In general, the portfolio manager acquires his investment ideas by identifying companies whose stock prices are down, or have lagged the market. The portfolio manager then analyzes the quality of their business franchise and long-term fundamentals and makes a judgment regarding their intrinsic value.
Alternatively, the portfolio manager may identify companies with strong long-term business fundamentals and then wait for them to fall out of favor with investors in order to buy them at a discount to intrinsic value.
The portfolio manager will purchase stocks for the Fund’s portfolio when they meet the above criteria and when the portfolio manager believes that they have a limited risk of further decline. The portfolio manager will sell stocks when they are no longer considered to be good values.

Strategy Portfolio Concentration [Text]	The Fund may also invest up to 25% of its net assets in non-U.S. companies, including in American Depositary Receipts (“ADRs”), in both developed and emerging markets.